Segment Information - Summary of Revenue from Each Segment, Income (Loss) from Operations (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues:
Revenues		¥ 1,552,645	$ 237,953	¥ 3,587,695	¥ 4,981,705
Operating income (loss):
Total operating income (loss)		(531,115)	(81,397)	(1,110,912)	467,222
Corporate, Non-Segment [Member]
Operating income (loss):
Unallocated expenses	[1]	(80,982)	(12,411)	(673,105)	(85,118)
Internet Business [Member]
Revenues:
Revenues		1,465,899	224,659	3,444,573	4,898,350
Internet Business [Member] | Operating Segments [Member]
Operating income (loss):
Total operating income (loss)		190,427	29,184	(78,179)	722,453
Al And Other Segments [Member]
Revenues:
Revenues		86,746	13,294	143,122	83,355
Al And Other Segments [Member] | Operating Segments [Member]
Operating income (loss):
Total operating income (loss)		¥ (640,560)	$ (98,170)	¥ (359,628)	¥ (170,113)

[1]	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.